3 Basis of preparation (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis Of Preparation
Inflation rate	36.13%	53.77%	47.66%	24.79%